UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011
(Unaudited)

Principal
Amount		Value

	CORPORATE BONDS - 29.5%
$500,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp.	$500,000
	8.625%, 10/15/2020
650,000	Chesapeake Energy Corp.	679,250
	6.875%, 8/15/2018
350,000	Chesapeake Energy Corp.	365,750
	6.625%, 8/15/2020
275,000	Plains Exploration & Production Co.	286,000
	7.625%, 4/1/2020
700,000	Range Resources Corp.	742,000
	7.250%, 5/1/2018
150,000	Spectra Energy Capital LLC	192,131
	7.500%, 9/15/2038
450,000	Sunoco, Inc.	445,823
	5.750%, 1/15/2017
550,000	Teekay Corp.	534,875
	8.500%, 1/15/2020
470,000	Tesoro Corp.	474,700
	6.500%, 6/1/2017
130,000	TransCanada PipeLines Ltd.	173,313
	7.625%, 1/15/2039
270,000	Williams Companies, Inc.	350,344
	8.750%, 3/15/2032

	TOTAL CORPORATE BONDS	4,744,186
	(Cost $4,810,167)

Number
of Shares		Value
	COMMON STOCKS - 48.2%
	ENERGY - 39.0%
5,593	Anadarko Petroleum Corp.	412,484
10,840	Chesapeake Energy Corp.	351,107
5,140	ConocoPhillips	349,880
20,845	El Paso Corp.	398,973
40,038	Enbridge Energy Management LLC	1,102,648
6,275	EQT Corp.	375,370
18,665	Kinder Morgan Management LLC	1,129,226
3,965	Occidental Petroleum Corp.	343,924

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011
(Unaudited)

Number
of Shares		Value

4,440	Pioneer Natural Resources Co.	$347,075
14,810	Spectra Energy Corp.	384,616
10,475	Teekay Offshore Partners LP	281,568
9,005	TransCanada Corp.	388,566
15,045	Williams Companies, Inc.	406,065
		6,271,502

	UTILITIES - 9.2%
19,135	CenterPoint Energy, Inc.	382,891
3,725	National Fuel Gas Co.	228,529
17,270	NiSource, Inc.	368,887
7,080	ONEOK, Inc.	501,972
		1,482,279

	TOTAL COMMON STOCKS	7,753,781
	(Cost $7,204,890)

	MASTER LIMITED PARTNERSHIPS - 21.2%
3,620	Alliance Holdings GP LP	171,950
16,840	Crestwood Midstream Partners LP - Class C^	404,376
7,255	DCP Midstream Partners LP	281,276
9,395	Energy Transfer Equity LP	359,265
11,405	Enterprise Products Partners LP	480,721
4,855	Genesis Energy LP	120,161
16,351	PAA Natural Gas Storage LP	295,790
9,070	Plains All American Pipeline LP	549,914
10,380	TC PipeLines LP	452,568
3,335	Western Gas Partners LP	121,127
3,090	Williams Partners LP	167,416
	TOTAL MASTER LIMITED PARTNERSHIPS	3,404,564
	(Cost $3,386,450)

	SHORT TERM INVESTMENT - 0.8%
128,181	Fidelity Institutional Money Market - Treasury Only Portfolio	128,181
	0.01%†

	TOTAL SHORT TERM INVESTMENT	128,181
	(Cost $128,181)

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011
(Unaudited)

TOTAL INVESTMENTS - 99.7%	$16,030,712
(Cost $15,529,688)
Other Assets in Excess of Liabilities - 0.3%	56,263
TOTAL NET ASSETS - 100%	$16,086,975

LLC	Limited Liability Company
LP	Limited Partnership
†	The rate quoted is the annualized seven-day yield at period end.
^
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees.  The aggregate value of such investments is 2.5% of net assets.

Sector Representation as of 8/31/11 (% of net assets)

Common Stocks	48.2%
Corporate Bonds	29.5%
Master Limited Partnerships	21.2%
Short-Term Investment	0.8%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

Note 3 – Federal Income Taxes
At August 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

Cost of investments	$15,405,220
Gross unrealized appreciation	926,112
Gross unrealized depreciation	(300,680)
Net unrealized appreciation	$625,432

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s assets carried at fair value:

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

	Level 1	Level 2	Level 3*	Total
Assets Table
Investments, at Value:
Corporate Bonds	$-	$4,744,186	$-	$4,744,186
Common Stocks1	7,753,721	-	-	7,753,721
Master Limited Partnerships	3,000,188	404,376	-	3,404,564
Short-Term Investment	128,181	-	-	128,181
Total Investments, at Value	10,882,090	5,148,562	-	16,030,652
Total Assets	$10,882,090	$5,148,562	$-	$16,030,652

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

* The Fund did not hold any Level 3 securities as of 8/31/2011.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Fund:

	Investments, at Value	Other Financial Instruments
Balance as of 11/30/10	$-	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchases (sales)	1,111,029	-
Transfers in and/or out of Level 3	(1,111,029)	-
Balance as of 8/31/11	$-	$-
Net change in unrealized appreciation/(depreciation) on Level 3 investments held as of 8/31/11	$-	$-

Note 5 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.

During the period the Fund purchased one or more Level 3 securities. These securities are considered Level 3 securities because they are restricted securities. Such securities are categorized as Level 3 until the respective securities commence active market trading and meet the necessary requirements to be categorized as Level 1. Details on such securities are listed above. Such securities represent the only transfers among levels.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurement and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011
(Unaudited)

Principal
Amount		Value

	CORPORATE BONDS - 26.9%
$500,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp.	$500,000
	8.625%, 10/15/2020
550,000	Chesapeake Energy Corp.	574,750
	6.875%, 8/15/2018
650,000	Chesapeake Energy Corp.	679,250
	6.625%, 8/15/2020
225,000	Plains Exploration & Production Co.	234,000
	7.625%, 4/1/2020
650,000	Range Resources Corp.	689,000
	7.250%, 5/1/2018
125,000	Spectra Energy Capital LLC	160,109
	7.500%, 9/15/2038
400,000	Sunoco, Inc.	396,287
	5.750%, 1/15/2017
500,000	Teekay Corp.	486,250
	8.500%, 1/15/2020
425,000	Tesoro Corp.	429,250
	6.500%, 6/1/2017
120,000	TransCanada PipeLines Ltd.	159,982
	7.625%, 1/15/2039
515,000	Williams Companies, Inc.	668,248
	8.750%, 3/15/2032

	TOTAL CORPORATE BONDS	4,977,126
	(Cost $5,042,009)

Number
of Shares		Value
	COMMON STOCKS - 48.1%
	ENERGY - 39.0%
6,242	Anadarko Petroleum Corp.	460,347
12,400	Chesapeake Energy Corp.	401,636
5,845	ConocoPhillips	397,869
23,820	El Paso Corp.	455,915
46,685	Enbridge Energy Management LLC	1,285,698
7,655	EQT Corp.	457,922
21,329	Kinder Morgan Management LLC	1,290,376
4,450	Occidental Petroleum Corp.	385,993
5,125	Pioneer Natural Resources Co.	400,621

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011
(Unaudited)

Number
of Shares		Value

17,145	Spectra Energy Corp.	$445,256
11,975	Teekay Offshore Partners LP	321,888
10,310	TransCanada Corp.	444,876
17,235	Williams Companies, Inc.	465,173
		7,213,570
	UTILITIES - 9.1%
21,810	CenterPoint Energy, Inc.	436,418
4,190	National Fuel Gas Co.	257,057
19,740	NiSource, Inc.	421,646
8,165	ONEOK, Inc.	578,899
		1,694,020

	TOTAL COMMON STOCKS	8,907,590
	(Cost $8,938,041)

	MASTER LIMITED PARTNERSHIPS - 21.2%
4,075	Alliance Holdings GP LP	193,562
4,211	Crestwood Midstream Partners LP- Class C^	101,118
10,030	DCP Midstream Partners LP	388,863
14,255	Energy Transfer Equity LP	545,111
13,830	Enterprise Products Partners LP	582,935
9,045	Genesis Energy LP	223,864
10,380	Plains All American Pipeline LP	629,339
13,295	TC PipeLines LP	579,662
8,750	Western Gas Partners LP	317,800
6,565	Williams Partners LP	355,692

	TOTAL MASTER LIMITED PARTNERSHIPS	3,917,946
	(Cost $4,010,923)

	SHORT TERM INVESTMENT - 6.0%
1,117,224	Fidelity Institutional Money Market - Treasury Only Portfolio	1,117,224
	0.01%†

	TOTAL SHORT TERM INVESTMENT	1,117,224
	(Cost $1,117,224)

	TOTAL INVESTMENTS - 102.2%	18,919,886
	(Cost $19,108,197)
	Other Liabilities in Excess of Assets - (2.2)%	(406,514)
	TOTAL NET ASSETS - 100%	$18,513,372

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011
(Unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
†	The rate quoted is the annualized seven-day yield at period end.
^
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees.  The aggregate value of such investments is 0.5% of net assets.

Sector Representation as of 8/31/11 (% of net assets)

Common Stocks	48.1%
Corporate Bonds	26.9%
Master Limited Partnerships	21.2%
Short-Term Investment	6.0%
Total Investments	102.2%
Other Liabilities in Excess of Assets	(2.2)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund commenced investment operations on December 27, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

Note 3 – Federal Income Taxes
At August 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

Cost of investments	$19,049,054
Gross unrealized appreciation	395,016
Gross unrealized depreciation	(524,184)
Net unrealized appreciation	$(129, 168)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s assets carried at fair value:

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

	Level 1	Level 2	Level 3*	Total
Assets Table
Investments, at Value:
Corporate Bonds	$-	$4,977,126	$-	$4,977,126
Common Stocks1	8,907,590	-	-	8,907,590
Master Limited Partnerships	3,816,828	101,118	-	3,917,946
Short-Term Investment	1,117,224	-	-	1,117,224
Total Investments, at Value	13,841,642	5,078,244	-	18,919,886
Total Assets	$13,841,642	$5,078,244	$-	$18,919,886

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 3 securities as of 8/31/2011.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Fund:

	Investments, at Value	Other Financial Instruments
Balance as of 12/27/10	$-	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchases (sales)	103,710	-
Transfers in and/or out of Level 3	(103,710)	-
Balance as of 8/31/11	$-	$-
Net change in unrealized appreciation/(depreciation) on Level 3 investments held as of 8/31/11	$-	$-

Note 5 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.

During the period the Fund purchased one or more Level 3 securities. These securities are considered Level 3 securities because they are restricted securities. Such securities are categorized as Level 3 until the respective securities commence active market trading and meet the necessary requirements to be categorized as Level 1. Details on such securities are listed above. Such securities represent the only transfers among levels.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurement and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	October 25, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	October 25, 2011

* Print the name and title of each signing officer under his or her signature.